UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	MUNICIPAL BONDS – 93.1%

	National – 0.2%

$955	BB&T Various States Municipal Trust Pool, Variable Rate Demand Obligations, Class B Cerificates, Series 2011, 0.130%, 9/01/14	No Opt. Call	AA–	$955,384
	Alabama – 0.1%

650	Camden Industrial Development Board, Alabama, Exempt Facilities Revenue Bonds, Weyerhaeuser Company Project, Series 2003B, 6.375%, 12/01/24 (Pre-refunded 12/01/13) (Alternative Minimum Tax)	12/13 at 100.00	AA+ (4)	663,156
	Arizona – 4.2%

	Arizona Sports and Tourism Authority, Subordinate Tax Revenue Refunding Bonds, Professional Baseball Training Facilities Project, Series 2013:
1,000	5.000%, 7/01/15	No Opt. Call	A3	1,071,690
1,000	5.000%, 7/01/16	No Opt. Call	A3	1,096,960

	Avondale, Arizona, Pledged Revenue Bonds, Refunding Series 2013:
1,045	2.000%, 7/01/14	No Opt. Call	AA	1,059,703
1,175	2.000%, 7/01/15	No Opt. Call	AA	1,202,566

1,545	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/19	No Opt. Call	A+	1,722,799

390	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 4.000%, 7/01/17	No Opt. Call	AA	428,676

1,045	Maricopa County School District 31 Balsz, Arizona, General Obligation Bonds, School Improvement Project 2011 Series 2012, 2.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	1,058,930

5,000	Navajo County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Arizona Public Serivce Company, Cholla Project, Series 2009A, 1.250%, 6/01/34 (Mandatory put 5/29/14)	No Opt. Call	Baa1	5,022,450

5,715	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/17	No Opt. Call	A+	6,517,615

1,000	Phoenix Civic Improvment Corporation, Arizona, Transit Excise Tax Revenue Refunding Bonds, Light Rail Project, Series 2013, 5.000%, 7/01/16	No Opt. Call	AA	1,119,600

1,270	Phoenix Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)	No Opt. Call	Aaa	1,264,120

	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012:
200	3.000%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	AA+	203,788
130	3.000%, 7/01/15 (Alternative Minimum Tax)	No Opt. Call	AA+	133,311
300	3.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	AA+	309,363

790	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 2.500%, 7/01/15	No Opt. Call	A	809,331

820	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/18	No Opt. Call	AA–	949,445

2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2, 0.850%, 3/01/28 (Alternative Minimum Tax)	No Opt. Call	BBB	1,994,040
24,425	Total Arizona			25,964,387
	Arkansas – 0.5%

2,910	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.375%, 12/01/19	12/18 at 100.00	A+	3,301,977
	California – 7.7%

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2013A:
475	2.000%, 9/01/14	No Opt. Call	N/R	476,534
495	2.250%, 9/01/15	No Opt. Call	N/R	496,099

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$800	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern California Retired Officers Community Corporation – Paradise Valley Estates, Refunding Series 2013, 3.000%, 1/01/17	No Opt. Call	A	$836,408

	California Health Facilities Financing Authority, Insured Refunding Revenue Bonds, Marshall Medical Center, Series 2012A:
350	3.000%, 11/01/13	No Opt. Call	A	352,419
495	4.000%, 11/01/14	No Opt. Call	A	516,839

1,625	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013B, 5.000%, 7/01/43 (Mandatory put 10/17/17)	No Opt. Call	AA–	1,841,889

275	California Municipal Finance Authority, Revenue Bonds, Centro De Salud De La Communidad De Ysidero, Inc., Series 2013, 3.000%, 3/01/16	No Opt. Call	A	287,686

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, USA Waste Serviices Inc., Refunding Series 1998A, 2.625%, 6/01/18 (Mandatory put 6/02/14) (Alternative Minimum Tax)	No Opt. Call	BBB	1,009,220

2,330	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2011C, 4.000%, 10/01/15	No Opt. Call	A2	2,495,034

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2011A, 4.000%, 10/01/15	No Opt. Call	A2	3,212,469

2,500	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/16	3/15 at 100.00	A	2,648,075

	Carlsbad, California, Limited Obligation Refunding Bonds, Reassessment District 12-1, Series 2013:
400	2.000%, 9/01/14	No Opt. Call	N/R	403,884
250	2.000%, 9/01/15	No Opt. Call	N/R	252,330

1,000	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013, 5.000%, 9/01/15 (WI/DD, Settling 8/21/13)	No Opt. Call	BBB+	1,072,550

	Clovis, California, Water Revenue Bonds, Refunding Series 2013:
225	4.000%, 3/01/16 – BAM Insured	No Opt. Call	AA	241,387
250	4.000%, 3/01/17 – BAM Insured	No Opt. Call	AA	271,140

1,000	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2013, 4.000%, 8/01/17 – AGM Insured	No Opt. Call	AA–	1,101,350

550	Corona-Norco Unified School District Public Financing Authority, Riverside County, California, Special Tax Revenue Refunding Bonds, Senior Lien Series 2013A, 2.000%, 9/01/15	No Opt. Call	BBB+	554,147

	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B:
650	4.000%, 7/01/15 (WI/DD, Settling 8/06/13) (Alternative Minimum Tax)	No Opt. Call	Baa1	681,350
875	4.000%, 7/01/16 (WI/DD, Settling 8/06/13) (Alternative Minimum Tax)	No Opt. Call	Baa1	926,380
905	4.000%, 7/01/17 (WI/DD, Settling 8/06/13) (Alternative Minimum Tax)	No Opt. Call	Baa1	958,657

2,275	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/17	No Opt. Call	A2	2,546,544

2,500	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011B, 4.250%, 3/01/41 (Mandatory put 3/01/15)	No Opt. Call	A	2,586,750

	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 13-1, Series 2013:
700	2.000%, 9/02/14	No Opt. Call	BBB–	706,797
780	2.000%, 9/02/15	No Opt. Call	BBB–	787,270

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Community Facilities District 88-3, Series 2013B:
705	2.000%, 9/01/14	No Opt. Call	N/R	709,547
685	2.000%, 9/01/15	No Opt. Call	N/R	687,171

1,440	Lee Lake Public Financing Authority, California, Senior Lien Revenue Bonds, Refunding Series 2013A, 4.000%, 9/01/15	No Opt. Call	BBB	1,514,462

1,100	Modesto High School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/14 – FGIC Insured	No Opt. Call	Aa2	1,094,918

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$500	Northern California Power Agency, Hydroelectric Project Number One Revenue Bonds, Refunding Series 2010A, 5.000%, 7/01/16	No Opt. Call	A+	$558,885

	Orange City, California, Special Tax Bonds, Community Facilities District 91-2, Serrano Heights Public Improvements, RefundingSeries 2013:
450	3.000%, 10/01/15	No Opt. Call	A	469,238
320	3.000%, 10/01/16	No Opt. Call	A	337,046
360	3.000%, 10/01/17	No Opt. Call	A	377,078
300	4.000%, 10/01/18	No Opt. Call	A	325,809

	Pioneers Memorial Healthcare District, California, General Obligation Bonds, Refunding Series 2012:
450	3.000%, 10/01/13	No Opt. Call	BBB+	451,904
675	3.000%, 10/01/14	No Opt. Call	BBB+	691,166

	Pittsburg Infrastructure Financing Authority, California, Reassessment Revenue Refunding Bonds, Series 2011A:
200	2.000%, 9/02/13 – AGM Insured	No Opt. Call	AA–	200,262
400	3.000%, 9/02/14 – AGM Insured	No Opt. Call	AA–	409,352

500	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Bonds, Series 2013A, 5.000%, 6/01/18	No Opt. Call	AA+	582,055

	Sacramento City Financing Authority, California, Special Tax Revenue Bonds, Westlake and Regency Park, Refunding Series 2013A:
1,685	2.000%, 9/01/13	No Opt. Call	BBB+	1,686,685
1,005	3.000%, 9/01/15	No Opt. Call	BBB+	1,036,245
550	3.000%, 9/01/16	No Opt. Call	BBB+	568,414

	San Benito Health Care District, San Benito County, California, Revenue Bonds, Refunding Series 2013:
300	3.000%, 3/01/16	No Opt. Call	A	314,151
350	4.000%, 3/01/18	No Opt. Call	A	382,659

600	San Bernardino City Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2013A, 5.000%, 8/01/17	No Opt. Call	A	679,884

440	San Diego Public Facilities Financing Authority, California, Lease Revenue Bonds, Balboa Park and Mission Bay Park, Refunding Series 2013B, 3.000%, 10/15/13 (WI/DD, Settling 8/06/13)	No Opt. Call	A+	442,398

1,655	San Diego Public Facilities Financing Authority, California, Lease Revenue Bonds, Capital Improvement Projects & Old Town Light Rail Extension, Series 2013A, 3.000%, 10/15/13	No Opt. Call	A+	1,664,020

1,000	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2002, 3.000%, 8/01/15	No Opt. Call	N/R	1,020,930

430	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding Series 2012D, 2.000%, 9/01/13	No Opt. Call	N/R	430,374

985	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.000%, 12/01/18	No Opt. Call	A	1,075,748

	West Kern Water District, California, Certificates of Participation, Series 2011:
630	3.000%, 6/01/14	No Opt. Call	AA–	641,031
860	3.000%, 6/01/15	No Opt. Call	AA–	889,094
600	3.000%, 6/01/16	No Opt. Call	AA–	624,186
44,880	Total California			47,127,920
	Colorado – 3.9%

	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
175	3.000%, 6/01/15	No Opt. Call	A	179,911
250	3.000%, 6/01/16	No Opt. Call	A	258,810

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – DCS Montessori School, Refunding & Improvement Series 2012:
$210	2.000%, 7/15/14	No Opt. Call	A	$211,926
175	2.250%, 7/15/17	No Opt. Call	A	174,578

3,345	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/15	No Opt. Call	AA–	3,613,336

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 4.000%, 1/01/15	No Opt. Call	N/R	496,420

2,450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan, Series 2009B, 5.000%, 6/01/39 (Mandatory put 12/01/14)	No Opt. Call	A–	2,590,728

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012:
350	4.000%, 1/01/14	No Opt. Call	BBB–	353,581
505	4.000%, 1/01/15	No Opt. Call	BBB–	520,140

840	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2012, 3.000%, 9/01/15	No Opt. Call	A3	873,676

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/13	No Opt. Call	BBB+	1,004,170

1,610	Colorado Springs, Colorado, Utilities System Revenue Bonds, Series 2012C-1, 3.000%, 11/15/13	No Opt. Call	AA	1,623,218

360	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Parker Water and Sanitation District, Series 2004D, 4.000%, 9/01/14 – NPFG Insured	No Opt. Call	A	371,650

	Commerce City Northern Infrastructure General Improvement District, Colorado, General Obligation Bonds, Series 2013:
365	3.000%, 12/01/15 – AGM Insured	No Opt. Call	AA–	382,166
600	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	653,502

	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A:
250	4.000%, 11/15/15 (Alternative Minimum Tax)	No Opt. Call	A	265,785
250	5.000%, 11/15/16 (Alternative Minimum Tax)	No Opt. Call	A	277,135

	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B:
100	3.000%, 11/15/15	No Opt. Call	A	104,822
450	4.000%, 11/15/16	No Opt. Call	A	491,121
300	5.000%, 11/15/17	No Opt. Call	A	342,498

1,850	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/16	No Opt. Call	A–	2,077,698

255	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	228,732

	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A:
235	3.000%, 5/01/14 (Alternative Minimum Tax)	No Opt. Call	Baa2	237,562
345	3.500%, 5/01/15 (Alternative Minimum Tax)	No Opt. Call	Baa2	354,764

1,240	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2011A, 3.000%, 12/01/15	No Opt. Call	A	1,290,431

360	Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer Enterprise Revenue Bonds, Refunding Series 2012, 2.000%, 11/01/13 – AGM Insured	No Opt. Call	AA–	361,570

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
730	4.000%, 12/01/15	No Opt. Call	N/R	748,973
1,015	4.000%, 12/01/16	No Opt. Call	N/R	1,054,900

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013B:
$480	3.000%, 12/01/15	No Opt. Call	A	$500,722
490	3.000%, 12/01/16	No Opt. Call	A	513,785
510	3.000%, 12/01/17	No Opt. Call	A	534,592

235	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding Series 2012, 3.000%, 12/01/15	No Opt. Call	BBB	242,438

	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012:
615	1.000%, 12/01/13	No Opt. Call	A	615,898
450	3.000%, 12/01/14	No Opt. Call	A	462,119
22,895	Total Colorado			24,013,357
	Connecticut – 1.5%

1,235	Connecticut Development Authority, Pollution Control Revenue Bonds, Connecticut Light and Power Company, Refunding Series 2011B, 1.250%, 9/01/28 (Mandatory put 9/03/13)	No Opt. Call	A	1,236,062

1,490	Connecticut Development Authority, Pollution Control Revenue Bonds, Connecticut Light and Power Company, Series 1996A, 1.550%, 5/01/31 (Mandatory put 4/01/15) (Alternative Minimum Tax)	No Opt. Call	A	1,504,751

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
505	2.250%, 7/01/14	No Opt. Call	Baa1	508,252
765	4.000%, 7/01/15	No Opt. Call	Baa1	794,804

1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H, 4.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	1,188,330

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2013A, 1.350%, 7/01/42 (Mandatory put 7/21/16)	No Opt. Call	AAA	4,021,440
9,145	Total Connecticut			9,253,639
	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
200	4.000%, 7/01/14	No Opt. Call	BBB–	202,508
225	4.000%, 7/01/15	No Opt. Call	BBB–	229,725
425	Total Delaware			432,233
	District of Columbia – 0.5%

325	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A, 3.000%, 10/01/16	No Opt. Call	A+	343,119

250	District of Columbia, Revenue Bonds, Gallaudet University, Series 2011, 3.000%, 4/01/14	No Opt. Call	A+	254,548

1,840	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2009A, 5.000%, 4/01/14	No Opt. Call	A–	1,896,488

600	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	A1	648,612
3,015	Total District of Columbia			3,142,767
	Florida – 7.6%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	3.000%, 11/15/16	No Opt. Call	BBB	309,306
600	4.000%, 11/15/17	No Opt. Call	BBB	637,974

1,045	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/16 (Pre-refunded 10/01/14) – AMBAC Insured	10/14 at 100.00	A1 (4)	1,102,214

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$1,400	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	$1,510,768

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
750	6.000%, 6/01/16	No Opt. Call	A+	848,535
855	5.000%, 6/01/16 – AGC Insured	No Opt. Call	AA–	944,621

5,415	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 5.000%, 6/01/15	No Opt. Call	A+	5,815,006

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
300	5.000%, 6/01/14	No Opt. Call	A+	311,166
660	5.000%, 6/01/15 – AGM Insured	No Opt. Call	AA–	710,767

650	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/14	No Opt. Call	A	669,429

4,080	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/16	No Opt. Call	A+	4,505,258

	Florida Higher Educational Facilities Financing Authority, Revenue and Revenue Refunding Bonds, University of Tampa Project, Series 2012A:
300	4.000%, 4/01/14	No Opt. Call	BBB+	305,811
850	4.000%, 4/01/15	No Opt. Call	BBB+	884,272

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A:
220	4.000%, 4/01/15	No Opt. Call	Baa1	228,870
435	4.000%, 4/01/16	No Opt. Call	Baa1	460,004

	Hernando County, Florida, Water and Sewer Revenue Bonds, Refunding Series 2013A:
450	3.000%, 6/01/15	No Opt. Call	Aa3	468,797
350	4.000%, 6/01/17	No Opt. Call	Aa3	384,216

1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2009E, 5.000%, 11/15/15	No Opt. Call	AA	1,093,390

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Variable Rate Demand Series 2005I, 5.000%, 11/15/16	No Opt. Call	AA	2,244,000

1,000	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2007B, 3.150%, 9/01/25 (Mandatory put 2/01/19)	No Opt. Call	A3	1,003,790

1,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 3.000%, 11/15/13	No Opt. Call	A2	1,511,610

180	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 4.000%, 10/01/13 (Alternative Minimum Tax)	No Opt. Call	A2	181,012

1,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A, 5.000%, 2/01/17	No Opt. Call	AA–	1,088,490

1,815	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/17	No Opt. Call	A–	2,069,173

500	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Project, Series 2008, 2.625%, 8/01/23 (Mandatory put 8/01/14) (Alternative Minimum Tax)	No Opt. Call	BBB	505,510

3,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012B, 2.000%, 10/01/13	No Opt. Call	A	3,209,440

2,330	Osceola County, Florida, Tourist Development Tax Revenue Bonds, Refunding & Improvement Series 2012, 2.000%, 10/01/13	No Opt. Call	A1	2,336,524

730	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 4.000%, 11/01/15	No Opt. Call	BBB+	771,011

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2011:
$905	4.000%, 10/01/13	No Opt. Call	BBB	$910,095
1,175	5.000%, 10/01/15	No Opt. Call	BBB	1,266,251
1,060	4.000%, 10/01/16	No Opt. Call	BBB	1,127,564

305	Pinellas County Educational Facilities Authority, Florida, General Revenue Bonds, Barry University, Refunding Series 2012, 4.000%, 10/01/15	No Opt. Call	BBB	321,860

	Saint Lucie County, Florida, Sales Tax Revenue Bonds, Refunding Series 2013A:
1,815	3.000%, 10/01/14 – AGM Insured	No Opt. Call	AA–	1,872,191
370	4.000%, 10/01/15 – AGM Insured	No Opt. Call	AA–	395,130
565	4.000%, 10/01/16 – AGM Insured	No Opt. Call	AA–	614,737

305	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 3.000%, 9/01/14	No Opt. Call	A+	312,896

	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011:
2,380	2.000%, 10/15/14 – AGM Insured	No Opt. Call	AA–	2,424,006
1,275	4.000%, 10/15/15 – AGM Insured	No Opt. Call	AA–	1,364,301
44,070	Total Florida			46,719,995
	Georgia – 2.2%

1,300	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/14	No Opt. Call	A+	1,323,738

1,300	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Ninth Series 1994, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+	1,300,468

1,500	Carroll County School District, Georgia, General Obligation Bonds, Series 2011, 4.000%, 4/01/14	No Opt. Call	AA+	1,537,755

3,200	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 4.000%, 9/01/15	No Opt. Call	BBB	3,316,672

1,000	Fulton County Development Authority, Georiga, General Revenue Bonds, Spelman College, Refunding Series 2012, 3.000%, 6/01/14	No Opt. Call	A1	1,020,890

1,000	Gwinnett County Development Authority, Georgia, Certificates of Participation, County Public Schools Project, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured	1/14 at 100.00	AA+ (4)	1,021,170

2,700	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012B, 3.000%, 7/01/18	7/14 at 100.00	N/R	2,354,994

1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Gulf Power Company – Scherer Project, First Series 2010, 1.700%, 6/01/49 (Mandatory put 6/21/17)	No Opt. Call	A	989,160

330	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 4.000%, 10/01/14	No Opt. Call	Baa2	339,666

585	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series Series 2012A, 4.000%, 10/01/14	No Opt. Call	Baa2	602,135
13,915	Total Georgia			13,806,648
	Hawaii – 0.3%

700	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009C-1, 7.500%, 11/15/15	10/13 at 100.00	N/R	701,750

1,195	Hawaii State, General Obligation Bonds, Series 2009D-Q, 4.000%, 6/01/14	No Opt. Call	AA	1,233,168
1,895	Total Hawaii			1,934,918
	Idaho – 0.2%

1,500	Boise City, Idaho, Airport Revenue Bonds, Air Terminal Facilities Project, Refunding Series 2011, 4.000%, 9/01/13 (Alternative Minimum Tax)	No Opt. Call	A1	1,504,425

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 7.3%

$680	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Series 2006A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	A+	$727,308

2,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012A, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	2,118,220

1,120	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2012B, 4.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	A2	1,170,456

1,290	Community Unit School District 226, Ogle County, Illinois, General Obligations Bonds, Series 2006, 5.250%, 1/01/15 – AMBAC Insured	No Opt. Call	Aa3	1,373,257

1,070	Decatur, Illinois, General Obligation Bonds, Refunding Series 2013, 3.000%, 3/01/16	No Opt. Call	Aa2	1,119,787

4,735	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Refunding Series 2010A, 5.000%, 3/01/15	No Opt. Call	A+	5,059,111

225	Illinois Finance Authority, Revenue Bonds, DePaul University, Refunding Series 2013, 5.000%, 10/01/17	No Opt. Call	A	257,472

500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	533,525

1,195	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/18	No Opt. Call	A–	1,305,203

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A:
1,655	5.000%, 11/01/13	No Opt. Call	A	1,673,089
1,125	5.000%, 11/01/14	No Opt. Call	A	1,180,125

360	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005, 5.000%, 8/15/15	No Opt. Call	AA–	381,607

300	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (5)	10/13 at 16.43	N/R	3

700	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A, 5.100%, 5/15/14 (5)	10/13 at 100.00	N/R	7

1,240	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	1,310,407

1,125	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/15 – AGM Insured	No Opt. Call	AA–	1,190,520

	Illinois State, General Obligation Bonds, Refunding Series 2012:
1,490	4.000%, 8/01/14	No Opt. Call	A–	1,537,442
1,375	5.000%, 8/01/17	No Opt. Call	A–	1,526,030

645	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/15	No Opt. Call	A–	690,672

940	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	993,373

5,830	Illinois State, General Obligation Bonds, Series 2013, 4.000%, 7/01/16	No Opt. Call	A–	6,217,753

3,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013, 4.000%, 6/15/15	No Opt. Call	AAA	3,195,810

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013B, 5.000%, 12/01/17 (WI/DD, Settling 8/13/13)	No Opt. Call	AA–	2,301,340

1,435	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 8/01/15 – SYNCORA GTY Insured	No Opt. Call	A	1,558,324

520	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 2.000%, 1/01/15 – AGM Insured	No Opt. Call	A2	529,329

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
250	2.000%, 10/01/13	No Opt. Call	Baa1	250,418
200	3.000%, 10/01/16	No Opt. Call	Baa1	206,492

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
$250	5.000%, 1/01/16	No Opt. Call	AA–	$272,685
360	5.000%, 1/01/17	No Opt. Call	AA–	400,028

690	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2001A, 5.500%, 4/01/14 – AMBAC Insured	No Opt. Call	Aa2	713,984

	Waukegan, Illinois, General Obligation Bonds, Refunding Series 2012A:
1,200	3.000%, 12/30/13 – AGM Insured	No Opt. Call	A2	1,211,892
1,100	4.000%, 12/30/14 – AGM Insured	No Opt. Call	A2	1,148,290
885	4.000%, 12/30/15 – AGM Insured	No Opt. Call	A2	940,914

790	Western Illinois University, Auxillary Facilities Revenue Bonds, Series 2012, 3.000%, 4/01/14	No Opt. Call	A	802,577

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
395	5.750%, 12/01/14 – AGM Insured	No Opt. Call	AA–	417,764
450	5.750%, 12/01/15 – AGM Insured	No Opt. Call	AA–	490,352
43,125	Total Illinois			44,805,566
	Indiana – 2.1%

2,000	Indiana Finance Authority, Economic Development Revenue Bonds, Republic Service, Inc. Project, Refunding Series 2010A, 0.850%, 5/01/34 (Alternative Minimum Tax)	No Opt. Call	BBB	1,999,500

1,605	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	1,736,401

1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Baptist Homes of Indiana, Series 2005, 5.000%, 11/15/13	No Opt. Call	BBB+	1,011,160

1,090	Indiana Health and Educational Facility Financing Authority, Educational Facilities Revenue Bonds, University of Indianapolis, Refunding Series 2007, 5.000%, 10/01/15	No Opt. Call	A–	1,168,099

1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-5, 2.000%, 11/01/27 (Mandatory put 8/01/17)	No Opt. Call	AA	1,000,900

1,360	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007L, 5.000%, 7/01/17 – NPFG Insured	No Opt. Call	A+	1,537,643

3,140	Indianapolis, Indiana, Gas Utility System Revenue Bonds, Refunding 2nd Lien Series 2008C, 5.000%, 6/01/17	No Opt. Call	AA–	3,532,469

610	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 3.000%, 4/01/15	No Opt. Call	A3	629,648
11,805	Total Indiana			12,615,820
	Iowa – 2.0%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
230	4.000%, 6/15/14	No Opt. Call	A2	237,211
500	4.000%, 6/15/15	No Opt. Call	A2	527,770

	Iowa Finance Authority, Healthcare Revenue Bonds, Gensisi Health System, Refunding Series 2010:
1,150	5.000%, 7/01/16	No Opt. Call	A1	1,274,005
2,430	5.000%, 7/01/20	No Opt. Call	A1	2,745,268

1,315	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Central College, Refunding Series 2012A, 3.000%, 10/01/14	No Opt. Call	Baa3	1,344,798

220	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 4.000%, 10/01/14	No Opt. Call	BBB–	223,232

	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-1:
340	2.600%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	A	341,965
1,810	3.100%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	A	1,855,775

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)

$3,900	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-1, 5.000%, 12/01/13	No Opt. Call	A1	$3,947,736
11,895	Total Iowa			12,497,760
	Kansas – 1.1%

745	Dodge City, Kansas, General Obligation Bonds, Waterworks & Wastewater Utility Series 2012A, 2.000%, 9/01/13	No Opt. Call	A+	746,006

1,205	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.250%, 11/15/13	No Opt. Call	A2	1,222,147

1,000	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 3.000%, 12/01/14	No Opt. Call	Baa1	1,024,840

500	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 4.000%, 11/15/15	No Opt. Call	A	536,420

1,000	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 5.000%, 11/15/15	No Opt. Call	AA–	1,102,580

	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2009A-III:
1,000	5.000%, 11/15/14	No Opt. Call	AA–	1,061,350
1,000	5.000%, 11/15/16	No Opt. Call	AA–	1,135,440
6,450	Total Kansas			6,828,783
	Kentucky – 0.1%

500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 4.000%, 11/01/15	No Opt. Call	A–	528,890
	Louisiana – 0.9%

	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011:
305	2.000%, 5/01/14 – AGM Insured	No Opt. Call	A2	308,910
315	3.000%, 5/01/15 – AGM Insured	No Opt. Call	A2	328,022
315	3.000%, 5/01/16 – AGM Insured	No Opt. Call	A2	332,076

300	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 2.000%, 6/01/14	No Opt. Call	A–	303,168

1,185	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	1,263,755

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, Parking Facilties Corporation – Phase I Project, Series 2012:
500	3.000%, 10/01/14 – AGM Insured	No Opt. Call	AA–	512,995
1,000	3.000%, 10/01/16 – AGM Insured	No Opt. Call	AA–	1,040,840

1,350	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 4.000%, 12/01/15	No Opt. Call	A3	1,438,439
5,270	Total Louisiana			5,528,205
	Maine – 0.1%

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
175	3.000%, 7/01/16	No Opt. Call	BBB+	183,463
350	3.000%, 7/01/17	No Opt. Call	BBB+	365,484
525	Total Maine			548,947
	Maryland – 0.2%

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013:
100	3.000%, 6/01/14	No Opt. Call	Baa3	100,639
280	3.000%, 6/01/16	No Opt. Call	Baa3	280,988

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)

$405	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Series 2012, 3.000%, 6/01/15	No Opt. Call	Baa3	$409,544

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A:
150	3.000%, 7/01/14	No Opt. Call	Baa1	153,488
220	3.000%, 7/01/15	No Opt. Call	Baa1	228,140
1,155	Total Maryland			1,172,799
	Massachusetts – 1.0%

300	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2013F, 3.000%, 7/01/15	No Opt. Call	A	313,440

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-4, 5.000%, 7/01/35 (Mandatory put 1/14/16)	No Opt. Call	AA	1,099,520

525	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009B-2, 6.250%, 6/01/14 (6)	10/13 at 100.00	N/R	47,723

1,785	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.500%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	1,870,287

325	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 4.000%, 10/15/13	No Opt. Call	Baa1	327,012

2,500	Massachusetts Housing Finance Agency, Construction Loan Notes, Series 2012F, 0.650%, 12/01/14	No Opt. Call	A+	2,501,675
6,435	Total Massachusetts			6,159,657
	Michigan – 3.0%

	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation Bonds, Refunding Series 2011:
675	2.500%, 5/01/14 – AGM Insured	No Opt. Call	Aa2	684,808
1,250	3.000%, 5/01/15 – AGM Insured	No Opt. Call	Aa2	1,299,075

500	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2013, 3.000%, 5/01/14	No Opt. Call	AA–	510,215

800	Dearborn School District, Wayne County, Michigan, General Obligation Bonds, Series 2007, 4.000%, 5/01/14	No Opt. Call	Aa2	822,512

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
500	5.000%, 10/01/14	No Opt. Call	BBB+	519,415
475	5.000%, 10/01/15	No Opt. Call	BBB+	503,728

800	Grand Blanc Community Schools, Genesee County, Michigan, General Obligation Bonds, Refunding Series 2013, 4.000%, 5/01/17	No Opt. Call	AA–	876,760

430	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Healthcare Group, Series 2011A, 4.000%, 5/15/15	No Opt. Call	A2	449,544

500	Lake Superior State University Board of Trustees, Michigan, General Revenue Refunding Bonds, Series 2012, 2.000%, 11/15/14 – AGM Insured	No Opt. Call	AA–	507,050

525	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, School Building & Site Series 2013I, 3.000%, 5/01/16 – AGM Insured	No Opt. Call	AA–	551,119

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
250	5.000%, 6/01/14	No Opt. Call	A+	257,430
550	4.000%, 6/01/14	No Opt. Call	A+	561,803

2,030	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/16	No Opt. Call	AA+	2,275,732

250	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2003, 5.500%, 11/01/13	No Opt. Call	A	253,140

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$475	Northwest Michigan Community Schools, Jackson & Ingham Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013, 2.000%, 5/01/14	No Opt. Call	AA–	$480,691

700	Romeo Community School District, Macomb and Oakland Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013, 1.000%, 5/01/14	No Opt. Call	Aa2	703,500

200	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/17	No Opt. Call	A1	227,104

1,350	Warren Consolidated Schools, Macomb and Oakland Counties, Michigan, General Obligation Bonds, Refunding Series 2013, 4.000%, 5/01/16	No Opt. Call	AA–	1,456,394

1,225	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010A, 5.000%, 12/01/16 (Alternative Minimum Tax)	No Opt. Call	A	1,355,879

415	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/13	No Opt. Call	A	421,337

1,405	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2005, 5.250%, 12/01/13 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,426,216

500	Western Michigan University, General Revenue Refunding Bonds, Series 2008, 3.625%, 11/15/14 – AGM Insured	No Opt. Call	AA–	519,370

595	Western Townships Utilities Authority, Michigan, Sewage Disposal System Bonds, Refunding Series 2012, 3.000%, 1/01/14	No Opt. Call	AA	601,468

1,120	Williamston Community Schools School District, Ingham County, Michigan, General Obligation Bonds, Refunding Series 2011, 3.000%, 5/01/14	No Opt. Call	AA–	1,140,462
17,520	Total Michigan			18,404,752
	Minnesota – 4.8%

2,805	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/17	No Opt. Call	AA+	3,202,805

585	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy PRoject, Series 2013A, 1.900%, 7/01/15	No Opt. Call	BBB–	583,900

325	Detroit Lakes, Minnesota, Housing and Health Facilities Revenue Bonds, Mankato Lutheran Home, Guaranteed by Ecumen Home Care Inc., Series 2004, 2.390%, 8/01/34	10/13 at 100.00	N/R	325,000

2,155	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012B, 3.000%, 2/01/14	No Opt. Call	Aa2	2,184,739

1,360	Independent School District 194, Lakeville, Dakota County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012C, 3.000%, 2/01/14	No Opt. Call	Aa2	1,379,244

2,500	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/17	No Opt. Call	BBB	2,726,975

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
100	2.000%, 11/15/13	No Opt. Call	N/R	99,762
400	2.250%, 11/15/14	No Opt. Call	N/R	395,876
705	2.600%, 11/15/15	No Opt. Call	N/R	698,789

2,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	AA–	2,654,375

1,335	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2008C-1, 5.000%, 2/15/15 – AGC Insured	No Opt. Call	AA–	1,417,450

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 3.000%, 10/01/14	No Opt. Call	Baa3	508,065

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
$910	5.500%, 5/01/16	No Opt. Call	N/R	$948,793
1,065	5.500%, 5/01/17	No Opt. Call	N/R	1,119,027

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
270	2.000%, 12/01/13	No Opt. Call	Baa2	270,872
200	3.000%, 12/01/14	No Opt. Call	Baa2	204,570
210	3.000%, 12/01/15	No Opt. Call	Baa2	216,281

500	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1, 3.000%, 10/01/13	No Opt. Call	Baa2	501,170

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Series 2012-7Q:
325	3.000%, 10/01/13	No Opt. Call	Baa1	326,225
500	3.000%, 10/01/14	No Opt. Call	Baa1	511,935
450	4.000%, 10/01/15	No Opt. Call	Baa1	476,316
650	4.000%, 10/01/16	No Opt. Call	Baa1	698,802

2,210	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, School Building Refunding Series 2012B, 2.000%, 2/01/14	No Opt. Call	AA+	2,229,691

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.000%, 5/01/15	No Opt. Call	A1	1,074,020

360	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012, 5.000%, 3/01/14	No Opt. Call	N/R	363,874

	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013:
235	4.000%, 1/01/15	No Opt. Call	N/R	237,465
300	4.000%, 1/01/16	No Opt. Call	N/R	303,543

1,280	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, Series 2013A, 3.000%, 2/01/17	No Opt. Call	Aa2	1,363,904

800	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.250%, 1/01/14 – AMBAC Insured	No Opt. Call	A+	816,904

1,230	St. Paul Housing and Redevelopment Authority, Minnesota, Perfromaing Arts Facility Reveeue Bonds, Ordway Center for the Performing Arts, Series 2012, 1.450%, 7/01/14	No Opt. Call	N/R	1,230,455

350	Wayzata, Minnesota, Senior Housing Entrance Deposit Revenue Bonds, Folkestone Senior Living Community, Series 2012B, 4.875%, 5/01/19	5/14 at 100.00	N/R	351,684
28,115	Total Minnesota			29,422,511
	Mississippi – 0.6%

125	D’Iberville, Mississippi, Tax Increment Limited Obligation Refunding Bonds, Gulf Coast Promenade Project, Series 2013, 2.000%, 4/01/14	No Opt. Call	BBB+	125,728

3,235	Mississippi Development Bank, Special Obligation Bonds, Jackson County Limited Tax Note, Series 2009B-1, 4.000%, 7/01/15 – AGC Insured	No Opt. Call	AA–	3,433,144
3,360	Total Mississippi			3,558,872
	Missouri – 5.6%

500	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Transit Sales Tax Appropriation Refunding Bonds, Series 2013A, 4.000%, 10/01/16 (WI/DD, Settling 8/01/13)	No Opt. Call	AA+	547,205

1,300	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.250%, 10/01/13 – AGM Insured	No Opt. Call	AA–	1,310,985

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)

	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2012:
$250	3.000%, 8/01/14	No Opt. Call	A	$255,908
1,000	3.000%, 8/01/15	No Opt. Call	A	1,036,740
1,000	4.000%, 8/01/17	No Opt. Call	A	1,083,100

1,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 4.000%, 6/01/17	No Opt. Call	AA–	1,093,400

360	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 2.750%, 2/15/14	No Opt. Call	BBB+	362,084

265	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.500%, 5/15/17	No Opt. Call	BBB–	281,173

1,250	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Refunding Series 2013A, 5.000%, 9/01/17	No Opt. Call	A+	1,419,263

2,020	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009E, 4.000%, 11/01/16	11/14 at 100.00	A–	2,084,640

3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 1992, 1.250%, 7/01/17	No Opt. Call	A–	2,972,490

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
240	3.000%, 10/01/13	No Opt. Call	BBB–	240,782
470	3.000%, 10/01/14	No Opt. Call	BBB–	479,409
480	3.000%, 10/01/15	No Opt. Call	BBB–	493,214
495	3.000%, 10/01/16	No Opt. Call	BBB–	506,771

270	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 3.000%, 11/01/13	No Opt. Call	A3	271,161

700	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, St. Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/13	No Opt. Call	A+	710,976

720	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, Reg S, 5.000%, 2/15/16	No Opt. Call	BBB+	785,606

675	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 3.000%, 2/15/14	No Opt. Call	BBB+	684,335

475	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A, 3.000%, 10/01/13	No Opt. Call	BBB–	476,734

1,435	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 4.000%, 4/01/17	No Opt. Call	A2	1,578,184

595	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/16 – NPFG Insured	No Opt. Call	A	639,090

1,245	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Freeman Health System, Series 2012, 5.000%, 2/15/15	No Opt. Call	BBB+	1,321,941

300	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012, 0.700%, 6/01/14	No Opt. Call	A3	300,720

2,200	Park Hill School District, Platte County, Missouri, General Obligation Bonds, Refunding Series 2013, 2.000%, 3/01/14	No Opt. Call	AA+	2,223,606

2,435	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2011B, 5.000%, 7/01/14	No Opt. Call	A–	2,534,981

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
500	4.000%, 7/01/15	No Opt. Call	A–	528,950
185	5.000%, 7/01/16	No Opt. Call	A–	205,344

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)

$3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – NPFG Insured	No Opt. Call	A	$3,157,442

1,000	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/14 – AGM Insured	No Opt. Call	AA+	1,028,220

530	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012, 5.000%, 9/01/17	No Opt. Call	A	587,383

240	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	250,001

950	St. Louis, Missouri, Airport Revenue Bonds, Series 1970, 5.000%, 7/01/15	No Opt. Call	A–	1,023,008

1,500	State of Missouri, Certificates of Participation, Refunding, Series 2011A, 1.500%, 10/01/15	No Opt. Call	AA+	1,526,880

520	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2013, 3.000%, 6/01/16	No Opt. Call	A1	548,257
33,135	Total Missouri			34,549,983
	Montana – 0.3%

1,740	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/19	No Opt. Call	AA	1,983,652
	Nebraska – 0.3%

250	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	274,878

505	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 4.000%, 11/01/15	No Opt. Call	A–	539,133

1,125	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	1,128,296
1,880	Total Nebraska			1,942,307
	Nevada – 0.4%

	Carson City, Nevada, Hospital Revenue Refunding Bonds, Carson-Tahoe Regional Healthcare Project, Series 2012:
235	2.000%, 9/01/13	No Opt. Call	BBB+	235,263
250	3.000%, 9/01/14	No Opt. Call	BBB+	255,620

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
500	2.000%, 6/01/15	No Opt. Call	N/R	491,135
335	3.000%, 6/01/16	No Opt. Call	N/R	331,412

1,150	Reno, Nevada, General Obligation Bonds, Medium Tern Various Purpose Series 2013B, 4.000%, 6/01/16	No Opt. Call	A1	1,232,812
2,470	Total Nevada			2,546,242
	New Jersey – 4.1%

1,215	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series 2010F, 2.000%, 7/01/14 – AGC Insured	No Opt. Call	A2	1,229,750

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,000	5.000%, 7/01/14	No Opt. Call	BBB+	1,035,190
2,615	4.000%, 7/01/15	No Opt. Call	BBB+	2,734,270
3,450	2.000%, 7/01/16	No Opt. Call	BBB+	3,467,078

4,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.000%, 7/01/15	No Opt. Call	BBB+	4,275,680

4,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	Aa3	4,223,960

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
$975	3.000%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	AA	$983,336
1,285	4.000%, 12/01/14 (Alternative Minimum Tax)	No Opt. Call	AA	1,339,934

3,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A+	3,611,097

2,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 3.000%, 5/01/15	No Opt. Call	AA–	2,089,580
23,640	Total New Jersey			24,989,875
	New Mexico – 0.5%

750	Aztec Municipal School District 2, San Juan County, New Mexico, General Obligation Bonds, Refunding Series 2010B, 4.000%, 10/01/13	No Opt. Call	Aa1	754,230

2,050	New Mexico Educational Assistance Foundation, Education Loan Bonds, Senior Lien Series 2009A, 3.900%, 9/01/14 (Alternative Minimum Tax)	No Opt. Call	Aaa	2,113,243
2,800	Total New Mexico			2,867,473
	New York – 5.0%

1,500	Albany County Airport Authority, New York, Airport Revenue Bonds, Refunding Series 2010A, 3.000%, 12/15/14 – AGM Insured	No Opt. Call	AA–	1,548,270

390	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Medaille College, Series 2012, 2.125%, 4/01/15	No Opt. Call	BB+	389,298

380	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 3.000%, 4/01/18	No Opt. Call	BBB–	381,053

1,300	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 4.000%, 5/01/16	No Opt. Call	BBB–	1,376,622

845	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A, 0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA–	818,737

150	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A, 4.000%, 5/01/15	No Opt. Call	A	157,461

1,620	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 2.000%, 11/15/14	No Opt. Call	A	1,653,955

815	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2012A, 3.000%, 6/01/14	No Opt. Call	Aa3	827,657

2,500	Nassau Health Care Corporation, New York, Revenue Anticipation Notes, Series 2013A, 2.250%, 12/15/13	No Opt. Call	AA–	2,517,725

1,035	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/14	No Opt. Call	AA	1,084,928

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2011A, 2.125%, 3/15/15	No Opt. Call	A–	2,028,220

2,500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Series 2013A, 5.000%, 6/15/17	No Opt. Call	AAA	2,884,875

750	New York State Thruway Authority, General Revenue Bonds, Series 2012I, 4.000%, 1/01/15	No Opt. Call	A+	786,405

7,050	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Second Series 2012, 5.000%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	AA–	7,689,435

1,895	Schenectady County Capital Resource Corporation, New York, FHA insured Mortgage Revenue Bonds, Ellis Hospital Project, Refunding Series 2012, 1.750%, 2/15/18 – AGM Insured	No Opt. Call	AA+	1,895,569

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$1,450	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York, Revenue Bonds, Clarkson University Project, Series 2012B, 2.500%, 9/01/42 (Mandatory put 3/01/16)	No Opt. Call	A3	$1,476,854

450	Westchester County Local Development Corporation, New York, Revenue Refunding Bonds, Kendal on Hudson Project, Series 2013, 2.000%, 1/01/16	No Opt. Call	BBB	452,489

1,500	Yonkers, New York, General Obligation Bonds, Series 2011A, 5.000%, 10/01/14	No Opt. Call	BBB+	1,571,820

1,250	Yonkers, New York, General Obligation Refunding Bonds, Series 2012A, 4.000%, 7/01/15	No Opt. Call	BBB+	1,316,125
29,380	Total New York			30,857,498
	North Carolina – 0.3%

625	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Refunding Series 2013, 4.000%, 10/01/15	No Opt. Call	A+	667,863

985	North Carolina Medical Care Commission, Health Care Facilities Revenue and Refunding Revenue Bonds, Columbus Regional Healthcare System, Series 2013A, 4.000%, 10/01/15	No Opt. Call	BBB	1,031,246
1,610	Total North Carolina			1,699,109
	North Dakota – 0.7%

300	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center Project, Series 2012A, 2.500%, 7/01/14	No Opt. Call	BBB+	302,787

3,040	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 3.500%, 11/01/16	No Opt. Call	A+	3,265,994

	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds, Series 2012A:
200	1.150%, 3/01/14	No Opt. Call	A	200,636
600	2.000%, 3/01/15	No Opt. Call	A	606,648
4,140	Total North Dakota			4,376,065
	Ohio – 2.9%

1,805	Cincinnati, Ohio, General Obligation Bonds, Various Purpose Series 2011A, 5.000%, 12/01/16	No Opt. Call	AA+	2,046,383

785	Cleveland State University, Ohio, General Receipts Bonds, Series 2007A, 5.750%, 6/01/14 – FGIC Insured	No Opt. Call	A+	820,317

1,000	Cleveland, Ohio, Airport System Revenue Bonds, Series 2011A, 3.000%, 1/01/14	No Opt. Call	A–	1,009,320

490	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 3.000%, 6/15/14	No Opt. Call	Baa2	500,153

1,000	Ohio Air Quality Development Authority, Ohio, Air Quality Revenue Refunding Bonds, Ohio Power Company Project, Series 2010A, 3.250%, 6/01/41 (Mandatory put 6/02/14)	No Opt. Call	Baa1	1,016,640

7,005	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2009D, 2.250%, 8/01/29 (Mandatory put 9/15/16)	No Opt. Call	BBB–	6,847,388

300	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.000%, 12/01/16	No Opt. Call	A	336,087

1,000	Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative Building Fund Projects, Series 2013A, 5.000%, 10/01/17	No Opt. Call	AA	1,149,030

1,715	Ohio State, Capital Facilities Lease-Appropriation Bonds, Cultural & Sports Facilities Building Fund Projects, Series 2013B, 5.000%, 4/01/18	No Opt. Call	AA	1,981,219

1,000	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2013A, 3.000%, 8/01/17	No Opt. Call	AA	1,066,830

1,000	Warren County, Ohio ,Healthcare Facilities Revenue Refunding Bonds, Otterbein Homes Obligated Group, Series 2013A, 3.000%, 7/01/15	No Opt. Call	A	1,033,320
17,100	Total Ohio			17,806,687

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.2%

$1,125	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2009, 5.000%, 9/01/14	No Opt. Call	AA–	$1,180,609
	Oregon – 1.7%

	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013:
475	3.000%, 11/01/15 (WI/DD, Settling 8/05/13)	No Opt. Call	A1	497,506
1,000	3.000%, 11/01/16 (WI/DD, Settling 8/05/13)	No Opt. Call	A1	1,056,520

2,000	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Variable Rate Demand Obligations, Series 2000A, 0.850%, 8/01/25 (Mandatory put 5/01/14) (Alternative Minimum Tax)	12/13 at 100.00	N/R	1,990,180

660	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/15	No Opt. Call	BBB+	693,172

	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Oregon, Series 2013A:
860	3.000%, 9/15/14	No Opt. Call	N/R	878,129
880	4.000%, 9/15/15	No Opt. Call	Baa2	924,229

2,850	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.000%, 8/15/15 – AGM Insured	No Opt. Call	AA–	3,088,745

360	Multnomah County Hospital Facilities Authority, Oregon, Revenue Refunding Bond, Terwilliger Plaza, Inc., Series 2012, 2.000%, 12/01/14	No Opt. Call	BBB	364,352

805	Portland, Oregon, Sewer System Revenue Bonds, Refunding Series 2007A, 5.000%, 6/01/14 – NPFG Insured	No Opt. Call	AA	837,047
9,890	Total Oregon			10,329,880
	Pennsylvania – 5.2%

1,240	Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Refunding Series 2010A, 5.000%, 1/01/16 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	1,354,378

	Economy Municipal Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2013:
350	3.000%, 12/15/17	No Opt. Call	AA	370,591
300	3.000%, 12/15/18	No Opt. Call	AA	315,399

655	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012, 3.000%, 4/01/14	No Opt. Call	BB+	652,714

1,465	Marion Center Area School District, Indiana County, Pennsylvania, General Obligation Bonds, Refunding Series 2013, 2.000%, 9/01/16	No Opt. Call	A	1,507,690

2,340	Penn Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2012A, 4.000%, 10/01/14	No Opt. Call	A1	2,439,333

220	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	BBB	219,848

3,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.625%, 7/01/41 (Mandatory put 7/01/14)	No Opt. Call	BBB	3,033,480

165	Pennsylvania Higher Educational Facilities Authority, Pennsylvania, Revenue Bonds, Saint Francis University, Series 2012-LL2, 2.000%, 11/01/13	No Opt. Call	BBB–	165,396

840	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/16	No Opt. Call	Baa3	865,855

2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, 0.625%, 11/01/31 (Mandatory put 11/01/13)	No Opt. Call	A	2,000,500

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student Housing at Indiana University, Project Series 2012A:
$100	3.000%, 7/01/14	No Opt. Call	BBB+	$101,687
320	3.000%, 7/01/15	No Opt. Call	BBB+	328,454

	Pennsylvania Higher Educational Facilities Authority, Revenue Refunding Bonds, Lock Haven University Foundation Student Housing Project, Series 2013A:
610	2.000%, 7/01/15	No Opt. Call	BBB–	605,340
540	3.000%, 7/01/16	No Opt. Call	BBB–	540,016
640	3.000%, 7/01/17	No Opt. Call	BBB–	635,853

180	Pennsylvania Higher Educational Facilities Authority, Revenue Refunding Bonds, Lock Haven University Foundation Student Housing Project, Series 2013A, 2.000%, 7/01/14	No Opt. Call	BBB–	179,690

2,510	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue, Series 2011B, 3.000%, 12/01/13	No Opt. Call	A–	2,533,519

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2012, 5.000%, 4/15/14	No Opt. Call	A2	1,030,940

915	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011B, 3.000%, 9/01/13	No Opt. Call	Aa3	917,114

920	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011C, 3.000%, 9/01/13	No Opt. Call	Aa3	922,125

5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/14	No Opt. Call	A2	5,232,450

1,755	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2002, 5.375%, 9/01/14 – AGM Insured	No Opt. Call	AA–	1,846,365

505	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 9/01/14	No Opt. Call	A1	517,206

	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
250	2.250%, 12/01/13 – AGM Insured	No Opt. Call	AA–	251,345
540	3.500%, 12/01/14 – AGM Insured	No Opt. Call	AA–	558,949

	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011:
1,385	4.000%, 8/01/15	No Opt. Call	BBB+	1,434,154
1,440	4.250%, 8/01/16	No Opt. Call	BBB+	1,514,016
31,185	Total Pennsylvania			32,074,407
	Puerto Rico – 0.6%

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 4.000%, 10/01/14	No Opt. Call	A–	511,625

2,500	Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ports Authority Project, Series 2011C, 3.000%, 12/15/26 (Mandatory put 12/16/13) (Alternative Minimum Tax)	No Opt. Call	BBB–	2,507,750

500	Puerto Rico Municipal Finance Agency, Series 2005B, 5.000%, 7/01/14 – CIFG Insured	No Opt. Call	AA–	514,780

370	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/14 – NPFG Insured	No Opt. Call	A	379,431
3,870	Total Puerto Rico			3,913,586

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.5%

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Refunding Bonds, Board of Education General Revenue Bonds, Series 2013B:
$250	3.000%, 9/15/16	No Opt. Call	A1	$263,200
555	3.000%, 9/15/17	No Opt. Call	A1	585,614

270	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Refunding Bonds, University of Rhode Island General Revenue Bonds, Series 2013A, 3.000%, 9/15/16	No Opt. Call	Aa3	284,656

	Rhode Island Health and Education Building Corporation, State Board of Education Auxiliary Enterprise Revenue Refunding Issue, Series 2013D:
650	5.000%, 9/15/16	No Opt. Call	A2	724,406
1,020	5.000%, 9/15/17	No Opt. Call	A2	1,157,302

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Senior Series 2013A, 4.000%, 12/01/15 (Alternative Minimum Tax)	No Opt. Call	A+	264,530
2,995	Total Rhode Island			3,279,708
	South Carolina – 0.3%

500	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012, 4.000%, 11/01/15	No Opt. Call	A–	527,630

590	South Carolina JOBS Economic Development Authority, Revenue Bonds, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	BBB	604,650

500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/15	No Opt. Call	BBB+	534,180
1,590	Total South Carolina			1,666,460
	South Dakota – 0.7%

435	Rapid City, South Dakota, Sales Tax Revenue Bonds, Series 2013, 2.000%, 12/01/13	No Opt. Call	Aa3	437,484

1,305	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 4.500%, 11/01/15	No Opt. Call	A+	1,405,668

730	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community, Series 2012, 3.500%, 9/01/16	No Opt. Call	A	766,631

1,700	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds, Series 2013A, 1.600%, 5/01/18	No Opt. Call	Aa3	1,672,647
4,170	Total South Dakota			4,282,430
	Tennessee – 1.4%

1,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B, 5.000%, 7/01/16 (Alternative Minimum Tax)	No Opt. Call	A	1,098,160

1,290	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA–	1,513,235

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
500	2.000%, 11/01/13	No Opt. Call	BBB+	501,265
1,000	2.000%, 11/01/14	No Opt. Call	BBB+	1,009,400
1,050	2.000%, 11/01/15	No Opt. Call	BBB+	1,057,644
1,000	3.000%, 11/01/16	No Opt. Call	BBB+	1,033,570

500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 4.000%, 7/01/15	No Opt. Call	Aa1	534,480

1,800	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/16	No Opt. Call	A	1,997,658
8,140	Total Tennessee			8,745,412

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 2.9%

$1,000	Brazosport Independent School District, Brazoria County, Texas, General Obligation Bonds, Series 2004, 5.000%, 2/15/20 (Pre-refunded 2/15/14)	2/14 at 100.00	Aaa	$1,025,590

1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2009A, 5.000%, 11/01/21	11/16 at 100.00	A+	1,110,740

800	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/17	No Opt. Call	Baa3	881,152

1,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 4.000%, 7/01/15	No Opt. Call	BBB+	1,042,890

680	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2009, 3.000%, 4/01/14	No Opt. Call	A–	690,152

1,150	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.000%, 9/01/13	No Opt. Call	A2	1,154,577

2,005	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2011, 4.000%, 1/01/15	No Opt. Call	A–	2,077,140

500	Sabine Pass Independent School District, Jefferson County, Texas, General Obligation Bonds, Series 2003, 0.000%, 8/15/34 (Pre-refunded 8/15/13)	8/13 at 32.33	AAA	161,635

1,015	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/14	No Opt. Call	BBB+	1,064,634

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009A:
1,425	4.000%, 9/01/15 – AGC Insured	No Opt. Call	AA–	1,510,016
1,170	4.000%, 9/01/16 – AGC Insured	No Opt. Call	AA–	1,260,535
1,405	4.375%, 9/01/18 – AGC Insured	No Opt. Call	AA–	1,561,306

300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/15	No Opt. Call	AA–	324,558

3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/16	No Opt. Call	A3	3,241,260

1,000	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011, 2.000%, 8/15/13	No Opt. Call	A	1,000,450
17,450	Total Texas			18,106,635
	Vermont – 0.1%

815	Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2012B, 1.900%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	AA	815,921
	Virgin Islands – 1.4%

360	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/15 – FGIC Insured	No Opt. Call	A	385,398

6,985	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 3.000%, 10/01/17	No Opt. Call	BBB+	7,140,346

1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/19	No Opt. Call	BBB+	1,149,171
8,380	Total Virgin Islands			8,674,915
	Virginia – 2.9%

1,100	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 3.000%, 3/01/16	No Opt. Call	N/R	1,079,551

1,000	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.000%, 6/15/17	No Opt. Call	Baa1	1,084,500

1,275	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 4.000%, 11/01/16	No Opt. Call	A–	1,369,312

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)

$1,000	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008A, 5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–	$1,017,170

325	Norfolk, Virginia, General Obligation Bonds, Bond Anticipation Notes Series 2011A, 2.000%, 1/01/14	10/13 at 100.00	AA	325,517

7,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006D-1, 4.300%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	AAA	7,083,230

6,000	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2004A, 5.000%, 8/01/14	10/13 at 100.00	AA+	6,023,580
17,700	Total Virginia			17,982,860
	Washington – 1.1%

400	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2013, 3.000%, 12/01/14	No Opt. Call	Aa1	414,376

1,000	Port of Seattle, Washington, Revenue Bonds, Refunding Inter-Lien Series 2010C, 5.000%, 2/01/16	No Opt. Call	Aa3	1,099,660

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
470	4.000%, 12/01/16	No Opt. Call	Baa2	502,059
1,425	4.000%, 12/01/17	No Opt. Call	Baa2	1,524,992
390	5.000%, 12/01/18	No Opt. Call	Baa2	432,966

205	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/16	No Opt. Call	Baa3	218,710

	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012:
100	3.000%, 10/01/13	No Opt. Call	Baa1	100,335
150	3.000%, 10/01/14	No Opt. Call	Baa1	153,092
275	4.000%, 10/01/16	No Opt. Call	Baa1	292,595

1,150	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 5.000%, 7/01/14	No Opt. Call	Baa3	1,182,062

500	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 3.000%, 7/01/15	No Opt. Call	A–	514,545
6,065	Total Washington			6,435,392
	West Virginia – 0.4%

1,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 2.000%, 10/01/22 (Mandatory put 10/01/14)	No Opt. Call	Baa2	1,013,610

1,500	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	BBB	1,517,625
2,500	Total West Virginia			2,531,235
	Wisconsin – 1.2%

130	Appleton, Wisconsin, Storm Water System Revenue Bonds, Series 2012, 2.000%, 4/01/14	No Opt. Call	Aa2	131,303

600	La Crosse, Wisconsin, General Obligation Bonds, Series 2012B, 2.000%, 12/01/13	No Opt. Call	AA	603,606

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.000%, 4/15/16	No Opt. Call	A	1,096,520

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2013A:
500	0.750%, 8/15/13	No Opt. Call	BBB–	500,005
150	2.000%, 8/15/14	No Opt. Call	BBB–	151,101
1,000	3.000%, 8/15/15	No Opt. Call	BBB–	1,023,170

610	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/17	No Opt. Call	A–	670,231

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

$765	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 2.500%, 10/15/13	No Opt. Call	A+	$768,267

350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 3.000%, 8/15/13	No Opt. Call	BBB+	350,298

1,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 2.500%, 8/15/13	No Opt. Call	A+	1,025,892

290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Series 2010A, 5.000%, 8/15/15	No Opt. Call	A+	312,269

385	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 2.000%, 8/15/14	No Opt. Call	A–	390,024

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Watertown Regional Medical Center, Inc., Series 2012, 2.000%, 9/01/16	No Opt. Call	BBB+	507,520
7,305	Total Wisconsin			7,530,206
	Wyoming – 0.2%

	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011:
200	4.000%, 9/15/14	No Opt. Call	A3	206,062
530	4.000%, 9/15/15	No Opt. Call	A3	557,009
300	4.000%, 9/15/16	No Opt. Call	A3	319,227
1,030	Total Wyoming			1,082,298
$548,940	Total Municipal Bonds (cost $567,144,884)			573,144,213

Shares/Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 7.8%

	Money Market Funds – 2.3%

13,927,443	First American Tax Free Obligations Fund, Class Z, 0.000% (7)	N/A	N/A	$13,927,443
	MUNICIPAL BONDS – 5.5%

	Arizona – 0.9%

$5,500	Glendale Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Variable Rate Demand Obligations, Friendship Retirement Corporation, Senior Lien, Series 1997, 0.160%, 1/01/27 (8)	11/13 at 100.00	A-1+	5,500,000
	California – 0.2%

1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Variable Rate Demand Obligations Series 2010A, 0.570%, 8/01/23 (Mandatory put 11/01/13) (Alternative Minimum Tax) (8)	No Opt. Call	A-2	1,000,000
	Colorado – 0.3%

1,900	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Denver Seminary Project, Variable Rate Demand Obligation Series 2004, 0.160%, 7/01/34 (8)	11/13 at 100.00	A-1+	1,900,000
	Idaho – 0.4%

2,220	Idaho Tax Anticipation Notes Series 2013, 2.000%, 6/30/14	No Opt. Call	SP-1+	2,257,984
	Illinois – 0.6%

4,000	Illinois State, General Obligation Bonds, Refunding Series 2002, 5.500%, 8/01/13 – NPFG Insured	No Opt. Call	P-2	4,000,000
	Iowa – 0.2%

1,250	Iowa Higher Education Loan Authority, Private Education Working Capital Loan Program, University of Dubuque , Recenue Anticipation Notes, Variable Rate Demand Obligations Series 2013A, 3.000%, 5/15/14	No Opt. Call	SP-1	1,269,125

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Short Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 0.3%

$1,830	Clark County, Nevada, Revenue Bonds, Refunding Series 2012, 2.000%, 8/01/13 – NPFG Insured	No Opt. Call	N/R	$1,830,000
	New York – 0.2%

1,265	Yonkers, New York, Refunding Bonds, Variable Rate Demand Obligation Series 2005A, 5.000%, 8/01/13 – NPFG Insured	No Opt. Call	P-2	1,265,000
	North Carolina – 1.1%

7,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Project, Variable Rate Demand Obligation Series 2013, 0.650%, 6/01/38 (Mandatory put 12/16/13) (Alternative Minimum Tax) (8)	12/13 at 100.00	A-2	7,000,000
	Ohio – 0.7%

4,000	Coventry Local School District, Summit County, Ohio, General Obligation Bond Anticipation Notes, Variable Rate Demand Obligations Series 2013, 1.750%, 1/15/14	No Opt. Call	MIG-2	4,013,760
	Pennsylvania – 0.3%

2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Variable Rate Demand Obligations Refunding Series 2010A, 1.150%, 4/01/19 (Mandatory put 10/01/13) (Alternative Minimum Tax)	No Opt. Call	A-2	2,000,000
	Texas – 0.3%

2,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc. Project, Variable Rate Demand Obligation Series 2012, 0.570%, 1/01/26 (Mandatory put 11/01/13) (Alternative Minimum Tax) (8)	No Opt. Call	A-2	2,000,000
$33,965	Total Municipal Bonds			34,035,869
	Total Short-Term Investments (cost $47,960,520)			47,963,312
	Total Investments (cost $615,105,404) – 100.9%			621,107,525
	Other Assets Less Liabilities – (0.9)%			(5,284,317)
	Net Assets – 100%			$615,823,208

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$573,144,213	$—	$573,144,213
Short-Term Investments:
Money Market Funds	13,927,443	—	—	13,927,443
Municipal Bonds	—	34,035,869	—	34,035,869
Total	$13,927,443	$607,180,082	$—	$621,107,525

24	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $615,105,404.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$8,372,158
Depreciation	(2,370,037)
Net unrealized appreciation (depreciation) of investments	$6,002,121

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	During July 2010, the original issue for this security (1,000,000 par, 5.500% coupon and May, 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.500% coupon and May 15, 2018 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/A	Not applicable.
WI/DD	Investment, or a portion of investment purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen Investments	25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 27, 2013